Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Property, plant and equipment, net

Note 6 — Property, plant and equipment, net

Balance as of December 31, 2021:

	Computers and peripherals and equipment	Office furniture and equipment		Leasehold improvements	Total
	U.S. dollars in thousands
Cost:

Balance at January 1, 2021	$5	2		9	16
Purchases during the year	3	14		-	17
Disposals during the year	-	-		(9)	(9)

Balance at December 31, 2021	8	16		-	24

Accumulated depreciation:

Balance at January 1, 2021	2	(*	)	1	3
Depreciation during the year	2	1		-	3
Disposals during the year	-	-		(1)	(1)

Balance at December 31, 2021	4	1		-	5

Depreciated cost at December 31, 2021	$4	$15		$-	$19

Balance as of December 31, 2020:

	Computers and peripherals and equipment		Office furniture and equipment		Leasehold improvements		Total
	U.S. dollars in thousands
Cost:

Balance at January 1, 2020	$1		$2		$4		$7
Purchases during the year	4		—		5		9

Balance at December 31, 2020	5		2		9		16

Accumulated depreciation:

Balance at January 1, 2020	(*	)	(*	)	(*	)	(*	)
Depreciation during the year	2		(*	)	1		3

Balance at December 31, 2020	2		(*	)	1		3

Depreciated cost at December 31, 2020	$3		$2		$8		$13

(*)	less than 1 thousand